Federated Investors
World-Class Investment Manager

Municipal Cash Series II

A Portfolio of Cash Trust Series II

SEMI-ANNUAL REPORT

November 30, 2000

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Municipal Cash Series II, a portfolio of Cash Trust Series II, which covers the six-month period ended November 30, 2000. The report begins with an investment review by the fund's portfolio manager, followed by a complete listing of the fund's holdings in tax-free securities issued by municipalities nationwide and its financial statements.

During the reporting period, the fund paid a total of $0.019 in tax-free dividends per share.1 In addition to tax-free income, the fund also offers tax-sensitive shareholders the important advantages of daily liquidity and stability of principal.2 On November 30, 2000, the fund's net assets totaled $420.2 million.

Thank you for choosing Municipal Cash Series II as a convenient way to help your ready cash earn daily, tax-free income. Please contact your investment representative if you have any questions about the fund.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
January 15, 2001

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Municipal Cash Series II invests in money market instruments maturing in 397 days or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations, or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, variable rate demand notes, fixed rate notes, tender option bonds, and tax-exempt commercial paper. The fund may invest in private activity bonds, a portion of whose income may be subject to alternative minimum tax.

The second half of 2000 continued to show signs of a moderate economic slowdown that began in May 2000. The Federal Reserve Board (the "Fed") left the Federal Funds Target Rate unchanged at 6.50% during the entire six-month reporting period. However, the statements issued at the conclusion of each Federal Open Market Committee ("FOMC") meeting changed from an economy whose growth rate "may be moderating toward a pace closer to potential" on June 28, 2000 to an economy whose growth rate "could expand for a time at a pace below potential" by November 15, 2000. Despite these statements, the Fed maintained a risk assessment tilted toward inflation. Shortly after the close of the reporting period, at the December 19, 2000 FOMC meeting, the Fed had enough weakened U.S. economic data to signal that it had removed its tightening bias and expected that the risks in the economy were "weighted toward conditions that may generate economic weakness." We agree with this statement and look for the Fed to lower interest rates in the first quarter of 2001.

The Bond Buyer One Year Note Index ("Index")1 started the reporting period at 4.50% on May 31, 2000, but fell to the 4.25% range by late August as the bellwether $3.9 billion of Texas Tax and Revenue Anticipation Notes ("TRANs") were well received. Yields then hovered around that range as interest rate expectations remained neutral and supply remained low relative to demand. By early December, the Index fell again to 3.90% levels, as the market anticipated an easing move by the Fed.

The target average maturity range for the fund remained in the 35-45 day range for most of the reporting period. In mid-November, we lengthened our average maturity range to 45-55 days in anticipation of the Fed lowering interest rates in 2001 as the U.S. economy continues to slow.

During the six months ended November 30, 2000, the net assets of the fund increased from $335.4 to $424.2 million, while the 7-day net yield increased from 3.69% to 3.89%.2 The fund's effective average maturity on November 30, 2000 was 38 days.

1 Weekly one-year note rates used as a proxy for the short-term market.

2 Past performance is no guarantee of future results. Yield will vary.

Portfolio of Investments

November 30, 2000 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5%[1]
		Alabama--1.0%
$515,000		Abbeville, AL, IDB, Monthly VRDNs (Great Southern Wood Preserving Co.)/ (SouthTrust Bank of Alabama, Birmingham LOC)	$515,000
2,955,000		Birmingham, AL, IDA, Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,955,000
845,000		Huntsville, AL, IDB, Weekly VRDNs (Giles & Kendall, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	845,000

		TOTAL	4,315,000

		Arizona--4.3%
1,000,000		Eloy, AZ, IDA (Series 1996), Weekly VRDNs (The Marley Cooling Tower Co.)/(First Union National Bank, Charlotte, NC LOC)	1,000,000
2,675,000		Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Las Gardenias Apartments)/(Federal National Mortgage Association LOC)	2,675,000
1,300,000		Phoenix, AZ, IDA (Series 1998), Weekly VRDNs (Standard Printing Company, Inc.)/(Bank One, Arizona N.A. LOC)	1,300,000
2,965,000		Phoenix, AZ, IDA (Series 2000), Weekly VRDNs (MechoShade Arizona, Inc.)/(Bank One, Arizona N.A. LOC)	2,965,000
1,000,000		Pima County, AZ, IDA (Series 2000A-3), 4.30% Bonds (Trinity Funding Co. INV), 5/15/2001	1,000,000
4,019,000		Pima County, AZ, IDA, Single Family Mortgage PA-159, Weekly VRDNs (GNMA COL)/(Merrill Lynch Capital Services, Inc. LIQ)	4,019,000
3,300,000		Tucson and Pima County, AZ, IDA, Single Family Mortgage, Roaring Fork (Series 2000-13), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	3,300,000
1,800,000		Yavapai, AZ, IDA (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Public Finance Bank S.A. LIQ)	1,800,000

		TOTAL	18,059,000

		Arkansas--4.4%
2,630,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corporation Project)/(Union Bank of California LOC)	2,630,000
4,100,000		Arkansas Development Finance Authority (Series 1999A), Weekly VRDNs (Riceland Foods, Inc.)/(Banque Nationale de Paris LOC)	4,100,000
8,000,000		Crossett, AR (Series 1997), IDR, Weekly VRDNs (Bemis Co., Inc.)	8,000,000
4,000,000		Nashville, AR (Series 2000), Weekly VRDNs (Ox Bodies)/(Regions Bank, Alabama LOC)	4,000,000

		TOTAL	18,730,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Colorado--1.0%
$2,115,000		Colorado HFA (Series 1996), Weekly VRDNs (Neppl-Springs Fabrication)/(U.S. Bank, N.A., Minneapolis LOC)	$2,115,000
2,000,000		Colorado HFA (Series 2000A), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(KeyBank, N.A. LOC)	2,000,000

		TOTAL	4,115,000

		District of Columbia--1.0%
4,000,000		District of Columbia Housing Finance Agency (Series 2000E), 4.60% TOBs (Trinity Funding Co.), Mandatory Tender 7/10/2001	4,000,000

		Florida--3.3%
9,829,000		Clipper Tax-Exempt Certificates Trust Florida AMT (Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	9,829,000
3,980,000		Osceola County, FL, HFA, Multifamily Housing Revenue Bonds (Series 1998A), Weekly VRDNs (Arrow Ridge Apartments)/(Amsouth Bank N.A., Birmingham LOC)	3,980,000

		TOTAL	13,809,000

		Georgia--7.8%
3,850,000		Burke County, GA, Development Authority (Series A), Weekly VRDNs (Oglethorpe Power Corp.)/(FGIC INS)/(Dexia Public Finance Bank S.A. LIQ)	3,850,000
2,000,000		Cherokee County, GA, School System (Series 2000), 4.60% TANs, 12/29/2000	2,000,000
4,000,000		De Kalb County, GA, Housing Authority, Multifamily Housing Revenue Bonds (Series 1996), Weekly VRDNs (Bryton Hill Apartments)/ (PNC Bank, N.A. LOC)	4,000,000
2,400,000		Douglas County, GA, Development Authority (Series 1997), Weekly VRDNs (Austral Insulated Products, Inc.)/(Regions Bank, Alabama LOC)	2,400,000
5,000,000		Forsythe County, GA, Development Authority, IDRB (Series 1995), Weekly VRDNs (American BOA, Inc. Project)/(Dresdner Bank AG, Frankfurt LOC)	5,000,000
3,000,000		Fulton County, GA, IDA (Series 1989), Weekly VRDNs (STO Corp.)/(Dresdner Bank AG, Frankfurt LOC)	3,000,000
1,000,000		Jackson County, GA, IDA (Series 1996), Weekly VRDNs (Buhler Quality Yarns Corp. Project)/(UBS AG LOC)	1,000,000
9,000,000		Richmond County, GA, Development Authority, Solid Waste Disposal Revenue Bonds (Series 1995), Weekly VRDNs (Federal Paper Board Co., Inc.)/(Wachovia Bank of NC, N.A. LOC)	9,000,000
2,700,000		Rockdale County, GA, 5.00% TANs, 12/28/2000	2,700,389

		TOTAL	32,950,389

		Hawaii--1.8%
7,500,000		Honolulu, HI, City & County (Series 1999), Block J, 5.605% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 12/1/2000	7,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Idaho--1.1%
$4,770,000		Minidoka County, ID, IDC (Series 1998), Weekly VRDNs (Nature's Best Produce, Inc.)/(Banque Nationale de Paris LOC)	$4,770,000

		Illinois--5.2%
4,000,000		Chicago, IL, Gas Supply Revenue Bonds (Series 1993B), Weekly VRDNs (Peoples Gas Light & Coke Co.)	4,000,000
6,000,000	[2]	Chicago, IL, Single Family Mortgage, PT-290, 4.38% TOBs (GNMA COL)/(Landesbank Hessen-Thueringen, Frankfurt LIQ), Optional Tender 4/19/2001	6,000,000
980,000		Illinois Development Finance Authority, Weekly VRDNs (Olympic Steel, Inc.)/(National City Bank, Ohio LOC)	980,000
3,370,000		Illinois Housing Development Authority, PT-7, 4.40% TOBs (AMBAC INS)/(Commerzbank AG, Frankfurt LIQ), Optional Tender 3/22/2001	3,370,000
5,460,000		Illinois Housing Development Authority, PT-82, 4.45% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/11/2001	5,460,000
1,944,000		Peoria, IL (Series 1996), Weekly VRDNs (J.T. Fennell Company, Inc. Project)/(Bank One, Illinois, N.A. LOC)	1,944,000

		TOTAL	21,754,000

		Indiana--3.9%
1,395,000		Crown Point, IN, IDA Weekly VRDNs (D & M Manufacturing Project)/(National City Bank, Kentucky LOC)	1,395,000
1,500,000		Huntington, IN (Series 1998), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,500,000
1,795,000		Huntington, IN (Series 1998), Weekly VRDNs (Huesing Industries, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,795,000
1,115,000		Indiana Development Finance Authority, Economic Development Revenue Refunding Bonds, Weekly VRDNs (T. M. Morris Manufacturing Co., Inc. Project)/(Bank One, Indiana, N.A. LOC)	1,115,000
1,000,000		Indiana EDC, Revenue Bonds (Series 1989), Weekly VRDNs (O'Neal Steel, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,000,000
2,500,000		Indiana State Educational Facilities Authority (Series 2000A), 4.90% BANs (Wabash College), 5/3/2001	2,503,499
2,310,000		Indianapolis, IN (Series 1991), Weekly VRDNs (Cantor & Coleman II Project)/(Bank One, Indiana, N.A. LOC)	2,310,000
2,000,000		Tippecanoe County, IN, Economic Development Revenue Bonds, Weekly VRDNs (Lafayette Venetian Blind)/(PNC Bank, N.A. LOC)	2,000,000
960,000		Tipton, IN (Series 1997), Weekly VRDNs (MCJS, LLC)/(Bank One, Indiana, N.A. LOC)	960,000
1,995,000		Winamac, IN (Series 1997), Weekly VRDNs (Pulaski Health Foundation, Inc.)/(KeyBank, N.A. LOC)	1,995,000

		TOTAL	16,573,499

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Iowa--1.5%
$5,225,000		Iowa Finance Authority, ABCM Corporation (Series 2000A), 5.70% TOBs (HSBC Bank USA), 3/1/2001	$5,225,000
1,225,000		Iowa Finance Authority (Series 1998), Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,225,000

		TOTAL	6,450,000

		Kansas--1.3%
4,000,000		Burlington, KS (Series B), Weekly VRDNs (Kansas City Power And Light Co.)	4,000,000
1,325,000		Olathe, KS (Series 1998), Weekly VRDNs (Eskridge, Inc.)/(Commerce Bank, Kansas City, N.A. LOC)	1,325,000

		TOTAL	5,325,000

		Kentucky--7.6%
6,000,000		Berea, KY (Series 1997), Weekly VRDNs (Tokico (USA), Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	6,000,000
1,080,000		Boone County, KY (Series 1996), Weekly VRDNs (Western States Envelope Co.)/(Bank One, Wisconsin, N.A. LOC)	1,080,000
3,470,000		Covington, KY (Series 2000), Weekly VRDNs (Atkins & Pearce, Inc.)/(Fifth Third Bank, Cincinnati LOC)	3,470,000
3,500,000		Graves County, KY, School Building Revenue Bonds (Series 1988), Weekly VRDNs (Seaboard Farms Project)/(Bank of New York, New York LOC)	3,500,000
3,405,000		Henderson City, KY (Series 1998), Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(SunTrust Bank, Nashville LOC)	3,405,000
1,010,000		Jefferson County, KY, Weekly VRDNs (Advanced Filtration, Inc.)/(Bank One, Kentucky LOC)	1,010,000
3,797,000		Kenton County, KY (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC)	3,797,000
3,995,000	[2]	Kentucky Housing Corp., Variable Rate Certificates (Series 1998O), 4.50% TOBs (Bank of America, N.A. LIQ), Optional Tender 4/12/2001	3,995,000
2,460,000		Maysville, KY, Solid Waste Disposal Facilities Revenue Bonds (Series 1992), 4.80% CP (Inland Container Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 1/16/2001	2,460,000
1,925,000		Muhlenberg County, KY (Series 1997), Weekly VRDNs (Plastic Products Co. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,925,000
1,260,000		Muhlenberg County, KY (Series A), Weekly VRDNs (Plastic Products Co. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,260,000

		TOTAL	31,902,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Louisiana--1.5%
$1,210,000		Bastrop, LA, IDB (Series 1984A), 5.15% TOBs (International Paper Co.), Optional Tender 4/16/2001	$1,210,000
1,750,000		Jefferson Parish, LA, Home Mortgage Authority (Series 2000D-2), 4.65% BANs (Caisse des Depots et Consignations (CDC), Paris INV), 6/29/2001	1,750,000
1,370,000		Louisiana HFA (Series 2000C), 5.25% Bonds (AMBAC INS), 6/1/2001	1,370,000
2,000,000		Ouachita Parish, LA, IDB (Series 1997), Weekly VRDNs (EPCO Carbondioxide Products, Inc.)/(Bank One, Louisiana LOC)	2,000,000

		TOTAL	6,330,000

		Maryland--2.5%
5,570,000		Maryland EDC (Series 1999A), Weekly VRDNs (Victor Graphics, Inc.)/ (Allfirst LOC)	5,570,000
970,000		Maryland State Community Development Administration (Series 1990A), Weekly VRDNs (College Estates)/(Allfirst LOC)	970,000
4,000,000		Maryland State Community Development Administration (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Bank of America, N.A. LOC)	4,000,000

		TOTAL	10,540,000

		Massachusetts--1.1%
4,675,000		Massachusetts IFA, Weekly VRDNs (Commonwealth Laurel Lake Realty)/(KeyBank, N.A. LOC)	4,675,000

		Minnesota--1.5%
720,000		Byron, MN, Weekly VRDNs (Schmidt Printing)/(Wells Fargo Bank Minnesota, N.A. LOC)	720,000
3,500,000		Minnesota State, HFA (Series 2000M), 4.45% Bonds, 11/29/2001	3,500,000
2,000,000		White Bear Lake, MN, Century Townhomes (Series 1997), 5.795% TOBs (Westdeutsche Landesbank Girozentrale), Optional Tender 6/1/2001	2,000,000

		TOTAL	6,220,000

		Mississippi--1.0%
3,000,000	[2]	Mississippi Home Corp., MERLOTS (Series YYY), 4.45% TOBs (GNMA COL)/ (First Union National Bank, Charlotte, NC LIQ), Optional Tender 9/1/2001	3,000,000
1,100,000		Senatobia, MS, Weekly VRDNs (Deltona Lighting Products, Inc.)/(Southtrust Bank of West Florida, St. Petersburg LOC)	1,100,000

		TOTAL	4,100,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Missouri--3.4%
$2,550,000		Missouri Development Finance Board, IDRBs (Series 1996), Weekly VRDNs (LaGrange Foundry Inc. Project)/(Harris Trust & Savings Bank, Chicago LOC)	$2,550,000
6,655,000	[2]	Missouri State Housing Development Commission, MERLOTS (Series 2000-QQQ), 4.50% TOBs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 8/1/2001	6,655,000
5,000,000		St. Louis, MO, IDA, Homer G. Phillips Dignity House (Series 1999), 5.70% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 12/1/2000	5,000,000

		TOTAL	14,205,000

		Multi State--10.8%
10,200,000		Charter Mac Floater Certificates Trust I (First Tranche), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	10,200,000
13,500,000		Charter Mac Floater Certificates Trust I (Second Tranche), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	13,500,000
5,000,000		Charter Mac Floater Certificates Trust I (Sixth Traunch), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	5,000,000
3,000,000		Charter Mac Floater Certificates Trust I (Third Tranche), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	3,000,000
9,548,000		Clipper Tax-Exempt Certificates Trust, AMT MultiState (Series 1999-3), Weekly VRDNs (AMBAC INS)/(State Street Corp. LIQ)	9,548,000
4,000,000		Roaring Fork Municipal Products, LLC (Series 2000-12), Weekly VRDNs (Bank of New York LIQ)	4,000,000

		TOTAL	45,248,000

		New Hampshire--1.2%
2,000,000		Dover, NH, 4.85% BANs, 5/16/2001	2,002,499
1,135,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(KeyBank, N.A. LOC)	1,135,000
2,100,000		New Hampshire State IDA (Series 1991), 5.10% TOBs (International Paper Co.), Optional Tender 4/15/2001	2,100,000

		TOTAL	5,237,499

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New Mexico--0.8%
$3,500,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2000-A18), 4.45% TOBs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 11/1/2001	$3,500,000

		North Carolina--4.8%
5,000,000		Alamance County, NC, Industrial Facilities & Pollution Control Financing Authority (Series 2000), Weekly VRDNs (Narroflex, Inc.)/ (HSBC Bank USA LOC)	5,000,000
15,000,000		Hertford County, NC, Industrial Facilities & Pollution Control Financing Authority (Series 2000A), Weekly VRDNs (Nucor Corp.)	15,000,000

		TOTAL	20,000,000

		North Dakota--0.2%
680,000		Fargo, ND, IDRB (Series 1994), Weekly VRDNs (Pan-O-Gold Baking Co. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	680,000

		Ohio--2.5%
2,000,000		Canal Winchester, OH Local Schools, 4.91% BANs, 2/22/2001	2,002,223
115,000		Clermont County, OH, Variable Rate IDRBs (Series 1997), Weekly VRDNs (Buriot International, Inc.)/(PNC Bank, N.A. LOC)	115,000
1,330,000		Cuyahoga County, OH, IDA, IDRB (Series 1995), Weekly VRDNs (Avalon Precision Casting Co. Project)/(KeyBank, N.A. LOC)	1,330,000
165,000		Cuyahoga County, OH, IDA, Weekly VRDNs (Watt Printers Project)/(National City Bank, Ohio LOC)	165,000
2,570,000		Franklin County, OH, IDA, Weekly VRDNs (Promark Electronics, Inc.)/(Bank One, N.A. (Ohio) LOC)	2,570,000
1,455,000		Franklin, OH (Series A), 4.65% BANs, 10/11/2001	1,456,427
1,150,000		Olmsted Falls, OH, 4.70% BANs, 10/26/2001	1,152,477
1,750,000		Summit County, OH, IDR Weekly VRDNs (Maison Aine Limited Partnership)/(Bank of America, N.A. LOC)	1,750,000

		TOTAL	10,541,127

		Oregon--3.8%
2,200,000		Oregon State Economic and Community Development Commission (Series 191), Weekly VRDNs (Western Oregon Door, LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,200,000
13,600,000		Wasco County, OR (Series 1999), Weekly VRDNs (Waste Connections, Inc.)/(Fleet National Bank LOC)	13,600,000

		TOTAL	15,800,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--1.0%
$3,520,000		Montgomery County, PA, IDA (Series 2000), Weekly VRDNs (American Foodservice Corp.)/(First Union National Bank, Charlotte, NC LOC)	$3,520,000
300,000		Pennsylvania EDFA (Series F), Weekly VRDNs (Respironics, Inc.)/(PNC Bank, N.A. LOC)	300,000
400,000		Pennsylvania EDFA (Series 1998A), Weekly VRDNs (Fourth Generation Realty, LLC)/(PNC Bank, N.A. LOC)	400,000

		TOTAL	4,220,000

		South Carolina--1.2%
3,000,000		Berkeley County, SC, IDR (Series 1997), Weekly VRDNs (Nucor Corp.)	3,000,000
2,000,000		Lexington, SC, Water & Sewage (Series 2000), 5.00% BANs, 10/11/2001	2,004,773

		TOTAL	5,004,773

		South Dakota--0.5%
2,000,000		South Dakota Housing Development Authority (Series G), 4.60% BANs, 6/28/2001	2,000,000

		Tennessee--5.9%
930,000		Benton County, TN, IDB (Series 1996), Weekly VRDNs (Jones Plastic and Engineering Corp.)/(National City Bank, Kentucky LOC)	930,000
1,000,000		Chattanooga, TN, IDB, IDRBs (Series 1997), Weekly VRDNs (JRB Company, Inc.)/(National City Bank, Ohio LOC)	1,000,000
1,075,000		Chattanooga, TN, IDB, Revenue Bonds (Series 1997), Weekly VRDNs (TB Wood's Inc. Project)/(PNC Bank, N.A. LOC)	1,075,000
2,200,000		Franklin County, TN, IDB, IDRB (Series 1997), Weekly VRDNs (Hi-Tech Project)/(Regions Bank, Alabama LOC)	2,200,000
1,250,000		Greenfield, TN, IDB (Series 1995), Weekly VRDNs (Plastic Products Co. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,250,000
955,000		Hamilton County, TN, IDB, Weekly VRDNs (Pavestone Co.)/(Bank One, Texas N.A. LOC)	955,000
3,000,000		Jackson, TN, IDB, Solid Waste Facility Bonds (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America, N.A. LOC)	3,000,000
2,700,000		Morristown, TN, IDB (Series 1999), Weekly VRDNs (Tuff Torq Corp.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	2,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--continued
$2,200,000		Sevier County, TN, Public Building Authority (Series II-B-2), Weekly VRDNs (Citizens Gas Utility District of Scott & Morgan Counties)/(AMBAC INS)/(KBC Bank N.V. LIQ)	$2,200,000
4,000,000		Tullahoma, TN (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	4,000,000
3,500,000		Tullahoma, TN (Series 1999), Weekly VRDNs (Createc Corp.)/(Fifth Third Bank, Cincinnati LOC)	3,500,000
1,900,000		Union County, TN, IDB (Series 1995), Weekly VRDNs (Cooper Container Corporation Project)/(SunTrust Bank, Nashville LOC)	1,900,000

		TOTAL	24,710,000

		Texas--3.4%
10,000,000		Austin, TX, Airport System, MERLOTS (Series 2000J), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	10,000,000
2,000,000		Bexar County, TX, IDC (Series 2000), Weekly VRDNs (Coilplus-Texas, Inc.)/ (Bank of Tokyo-Mitsubishi Ltd. LOC)	2,000,000
2,480,000		Tarrant County, TX, IDC, Weekly VRDNs (Holden Business Forms)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,480,000

		TOTAL	14,480,000

		Virginia--2.8%
6,200,000		Campbell County, VA, IDA Weekly VRDNs (Georgia-Pacific Corp.)/(SunTrust Bank, Atlanta LOC)	6,200,000
2,500,000		Halifax, VA, IDA, MMMs, PCR, 4.40% CP (Virginia Electric Power Co.) Mandatory Tender 2/9/2001	2,500,000
3,250,000		Staunton, VA, IDA (Series 1999A), Weekly VRDNs (Specialty Blades, Inc.)/ (SunTrust Bank LOC)	3,250,000

		TOTAL	11,950,000

		Washington--0.8%
3,500,000		Pierce County, WA, EDC (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Company)/(Bank of America, N.A. LOC)	3,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--3.6%
$1,700,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers)/(Bank of Nova Scotia, Toronto LOC)	$1,700,000
760,000		Crivitz, WI, School District, 4.92% TRANs, 10/26/2001	760,653
1,900,000		Germantown, WI, IDA, 4.55% TOBs (Moldmakers Leasing, Inc.)/(Firstar Bank, N.A. LOC), Mandatory Tender 12/1/2000	1,900,000
1,040,000		Milwaukee, WI, Weekly VRDNs (Pelton Casteel, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,040,000
1,645,000		Wisconsin Housing & Economic Development Authority, Business Development Revenue Bonds (Series 1995), Weekly VRDNs (Carlson Tool & Manufacturing Corp.)/(Firstar Bank, N.A. LOC)	1,645,000
8,000,000		Wisconsin Housing & Economic Development Authority, Trust Receipts (Series 1997), Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)	8,000,000

		TOTAL	15,045,653

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$418,239,940

Securities that are subject to the alternative minimum tax represent 88.5% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At November 30, 2000, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

First Tier	Second Tier
97.66%	2.34%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At November 30, 2000, these securities amounted to $31,980,000, which represents 7.6% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($420,248,960) at November 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDC	--Economic Development Commission
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2000 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$418,239,940
Income receivable		2,707,365
Receivable for investments sold		5,017,937

TOTAL ASSETS		425,965,242

Liabilities:
Income distribution payable	$616,061
Payable to bank	5,031,474
Accrued expenses	68,747

TOTAL LIABILITIES		5,716,282

Net assets for 420,248,960 shares outstanding		$420,248,960

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$420,248,960 ÷ 420,248,960 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2000 (unaudited)

Investment Income:
Interest		$8,258,876

Expenses:
Investment adviser fee	$910,932
Administrative personnel and services fee	137,186
Custodian fees	9,719
Transfer and dividend disbursing agent fees and expenses	35,314
Directors'/Trustees' fees	4,033
Auditing fees	5,881
Legal fees	5,940
Portfolio accounting fees	41,394
Distribution services fee	364,373
Share registration costs	16,990
Printing and postage	13,743
Insurance premiums	8,177
Miscellaneous	1,203

TOTAL EXPENSES	1,554,885

Waiver:
Waiver of investment adviser fee	(71,160)

Net expenses		1,483,725

Net investment income		$6,775,151

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2000	Year Ended 5/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,775,151	$9,002,548

Distributions to Shareholders:
Distributions from net investment income	(6,775,151)	(9,002,548)

Share Transactions:
Proceeds from sale of shares	853,768,786	1,750,703,422
Net asset value of shares issued to shareholders in payment of distributions declared	6,338,610	8,189,742
Cost of shares redeemed	(804,325,194)	(1,651,871,612)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	55,782,202	107,021,552

Change in net assets	55,782,202	107,021,552

Net Assets:
Beginning of period	364,466,758	257,445,206

End of period	$420,248,960	$364,466,758

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2000	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	1.87%	3.14%	2.76%	3.09%	2.96%	3.22%

Ratios to Average Net Assets:

Expenses	0.81%[2]	0.81%	0.81%	0.81%	0.79%	0.79%

Net investment income	3.72%[2]	3.12%	2.72%	3.03%	2.93%	3.17%

Expense waiver/reimbursement[3]	0.04%[2]	0.06%	0.07%	0.04%	0.16%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$420,249	$364,467	$257,445	$266,076	$253,106	$59,888

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2000 (unaudited)

ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Municipal Cash Series II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 2000, capital paid-in aggregated $420,248,960. Transactions in capital stock were as follows:

	Six Months Ended 11/30/2000	Year Ended 5/31/2000
Shares sold	853,768,786	1,750,703,422
Shares issued to shareholders in payment of distributions declared	6,338,610	8,189,742
Shares redeemed	(804,325,194)	(1,651,871,612)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	55,782,202	107,021,552

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund, annually, to reimburse FSC.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six-month reporting period ended November 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $430,455,000 and $512,457,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Municipal Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 147552103

1121604 (1/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

*****

Federated Investors
World-Class Investment Manager

Treasury Cash Series II

A Portfolio of Cash Trust Series II

SEMI-ANNUAL REPORT

November 30, 2000

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Treasury Cash Series II, a portfolio of Cash Trust Series II, which covers the six-month reporting period ended November 30, 2000. The report begins with an investment review by the fund's portfolio manager, followed by a complete listing of the fund's investments and its financial statements.

During the reporting period, the fund paid a total of $0.028 in dividends per share. In addition to income on their ready cash, this highly conservative money market fund also offers shareholders the important advantages of daily liquidity and stability of principal.1 Net assets totaled $135.3 million on November 30, 2000.

At the end of the reporting period, most of the fund's assets were invested in repurchase agreements backed by U.S. government securities because these securities offered yield advantage over many direct government securities. The remainder of the fund's assets were invested in direct U.S. Treasury bills and notes.

Thank you for choosing Treasury Cash Series II as a convenient, conservative way to keep your cash working through the relative safety of U.S. Treasury obligations. Please contact your investment representative if you have any questions about your investment.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
January 15, 2001

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Treasury Cash Series II invests in direct obligations of the U.S. Treasury in the form of notes, bills or as collateral for repurchase agreements. The fund is rated "AAAm" by Standard and Poor's (S&P)1 and "Aaa" by Moody's Investors Service (Moody's).2

The reporting period began shortly after the Federal Reserve Board (the "Fed") increased the federal funds target rate by 50 basis points to 6.50%. Following this aggressive move, and with 175 basis points of interest rate increases in place, economic momentum began to slow and the Fed appeared to be content to sit back and let the effects of its rate hikes filter through the economy.

The soft economic landing scenario began to unfold with the initial release of third quarter gross domestic product (GDP). Following growth of 4.8% and 5.6% in the first and second quarters of 2000, respectively, third quarter growth slowed to 2.7%. Downside surprises were evident in business capital spending, residential investment, government spending and exports. Inventories came in much higher than expected as well. This initial report was subsequently revised down to a final GDP number of 2.2%. The manufacturing sector, in particular, weakened considerably. For example, the National Association of Purchasing Managers Index--an indicator of national manufacturing conditions--began the reporting period at 55.8%. It declined throughout the reporting period and ended with a value of 47.7%. Historically, readings of 50% or above are associated with an expanding manufacturing sector and a healthy economy.

Indications of consumer confidence also generally declined over the course of the reporting period. Declining equity prices and higher energy costs greatly diminished the "wealth effect" that consumers had enjoyed in prior reporting periods. Subsequently, reduced consumer confidence resulted in reduced consumer demand.

Four Federal Open Market Committee (FOMC) meetings were held during the reporting period. The federal funds target rate of 6.50% was maintained after each meeting, as was the assessment that risks to the economy were tilted toward inflation concerns. Nonetheless, there was a clear transition in the statements released by the FOMC following each meeting. The statement following the June meeting indicated that the economy "may be moderating toward a pace closer to" potential. The August meeting statement was that the economy "is moderating." Following the October meeting, the statement indicated that the economy "has moderated." Finally, following the November meeting, the Fed believed that growth had slowed and "could expand for some time at a pace below" potential.

1 This rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Ratings are subject to change, and do not remove market risks.

2 Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. Ratings are subject to change, and do remove market risks.

Movements in short-term treasury security rates throughout the reporting period reflected the technical nature of the Treasury market rather than Fed expectations and unfolding economic conditions. For example, the three-month Treasury bill began the reporting period yielding 5.70%, reached a peak of 6.44% in early November, and finished the reporting period at 6.20%. The backup in yield was more directly a result of increased issuance of three-month and six-month Treasury bills and more frequent issuance of cash management bills.

Early in the reporting period, we managed the fund within a 35 to 45 day average maturity target range. In mid-September, in response to the technical environment of the Treasury market, we shortened the average maturity target range to 20 to 30 days and moved within that range according to relative value opportunities available in the markets. At the end of the reporting period, 88% of the fund was invested in overnight and short-term repurchase agreements3 while the remainder was invested in treasury bills and notes with maturities spread across the money market curve.

We will continue to monitor economic releases and market developments to determine the extent of the economic slowdown. We look for the Fed to remove its interest rate "tightening bias" in the near-term and to begin reducing rates shortly thereafter. We will attempt to derive an appropriate average maturity target range for the fund and to maximize performance through ongoing relative value analysis.

3 These holdings are not indicative of future portfolio composition. Because this is a managed portfolio, the investment mix will change.

Portfolio of Investments

November 30, 2000 (unaudited)

Principal Amount			Value
		SHORT-TERM U.S. TREASURY OBLIGATIONS--13.8%
		U.S. Treasury Bills--3.7%[1]
$3,000,000		6.454%, 12/15/2000	$2,992,470
2,000,000		6.050%, 4/26/2001	1,950,806

		TOTAL	4,943,276

		U.S. Treasury Notes--10.1%
13,750,000		4.500% - 6.50%, 1/31/2001 -- 5/31/2001	13,698,267

		TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS	18,641,543

		REPURCHASE AGREEMENTS--88.2%[2]
20,404,000		ABN AMRO Bank, NV, New York, 6.490%, dated 11/30/2000, due 12/1/2000	20,404,000
5,000,000		Barclays Capital, Inc., 6.510%, dated 11/30/2000, due 12/1/2000	5,000,000
5,000,000		Bear, Stearns and Co., 6.500%, dated 11/30/2000, due 12/1/2000	5,000,000
5,000,000		Credit Suisse First Boston, Inc., 6.520%, dated 11/30/2000, due 12/1/2000	5,000,000
5,000,000		Deutsche Bank Financial, Inc., 6.500%, dated 11/30/2000, due 12/1/2000	5,000,000
5,000,000		First Union Capital Markets, 6.520%, dated 11/30/2000, due 12/1/2000	5,000,000
5,000,000		Greenwich Capital Markets, Inc., 6.520%, dated 11/30/2000, due 12/1/2000	5,000,000
5,000,000		J.P. Morgan & Co., Inc., 6.500%, dated 11/30/2000, due 12/1/2000	5,000,000
3,000,000	[3]	Lehman Brothers, Inc., 6.400%, dated 11/28/2000, due 2/28/2001	3,000,000
5,000,000		Merrill Lynch Government Securities, 6.500%, dated 11/30/2000, due 12/1/2000	5,000,000
5,000,000		Paribas Corp., 6.510%, dated 11/30/2000, due 12/1/2000	5,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[2]
$5,000,000		Salomon Brothers, Inc., 6.520%, dated 11/30/2000, due 12/1/2000	$5,000,000
5,000,000		Scotia Bank, 6.480%, dated 11/30/2000, due 12/1/2000	5,000,000
5,000,000		Societe Generale, New York, 6.510%, dated 11/30/2000, due 12/1/2000	5,000,000
5,000,000		State Street Corp., 6.490%, dated 11/30/2000, due 12/1/2000	5,000,000
5,000,000		Toronto Dominion Securities (USA), Inc., 6.500%, dated 11/30/2000, due 12/1/2000	5,000,000
4,000,000	[3]	Warburg Dillon Reed LLC, 6.490%, dated 10/26/2000, due 1/29/2001	4,000,000
10,000,000		Warburg Dillon Reed LLC, 6.500%, dated 11/30/2000, due 12/1/2000	10,000,000
7,000,000	[3]	Warburg Dillon Reed LLC, 6.500%, dated 9/7/2000, due 3/7/2001	7,000,000
5,000,000		Westdeutsche Landesbank Girozentrale, 6.490%, dated 11/30/2000, due 12/1/2000	5,000,000

		TOTAL REPURCHASE AGREEMENTS	119,404,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$138,045,543

1 Each issue shows the rate of discount at the time of purchase.

2 The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreement are through participation in joint accounts with other Federated funds.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($135,303,613) at November 30, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2000 (unaudited)

Assets:
Investments in repurchase agreements	$119,404,000
Investments in securities	18,641,543

Total investments in securities, at amortized cost and value		$138,045,543
Cash		677,485
Income receivable		235,029

TOTAL ASSETS		138,958,057

Liabilities:
Payable for investments purchased	2,992,470
Income distribution payable	631,582
Accrued expenses	30,392

TOTAL LIABILITIES		3,654,444

Net assets for 135,303,613 shares outstanding		$135,303,613

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$135,303,613 ÷ 135,303,613 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2000 (unaudited)

Investment Income:
Interest		$6,139,419

Expenses:
Investment adviser fee	$477,203
Administrative personnel and services fee	71,867
Custodian fees	16,728
Transfer and dividend disbursing agent fees and expenses	16,224
Directors'/Trustees' fees	2,606
Auditing fees	4,284
Legal fees	1,734
Portfolio accounting fees	25,138
Distribution services fee	184,200
Share registration costs	7,100
Printing and postage	6,162
Insurance premiums	730
Miscellaneous	3,830

TOTAL EXPENSES	817,806

Waiver:
Waiver of investment adviser fee	(25,649)

Net expenses		792,157

Net investment income		$5,347,262

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2000	Year Ended 5/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,347,262	$11,407,539

Distributions to Shareholders:
Distributions from net investment income	(5,347,262)	(11,407,539)

Share Transactions:
Proceeds from sale of shares	444,216,164	1,265,774,107
Net asset value of shares issued to shareholders in payment of distributions declared	2,680,142	5,769,002
Cost of shares redeemed	(621,551,826)	(1,194,620,830)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(174,655,520)	76,922,279

Change in net assets	(174,655,520)	76,922,279

Net Assets:
Beginning of period	309,959,133	233,036,854

End of period	$135,303,613	$309,959,133

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2000	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03	0.05	0.04	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.04)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	2.86%	4.66%	4.39%	4.88%	4.65%	4.97%

Ratios to Average Net Assets:

Expenses	0.83%[2]	0.83%	0.83%	0.83%	0.85%	0.86%

Net investment income	5.60%[2]	4.60%	4.28%	4.76%	4.55%	4.83%

Expense waiver/reimbursement[3]	0.03%[2]	0.04%	0.04%	0.02%	0.01%	0.01%

Supplemental Data:

Net assets, end of period (000 omitted)	$135,304	$309,959	$233,037	$226,667	$343,071	$402,378

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2000 (unaudited)

ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Treasury Cash Series II (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 2000, capital paid-in aggregated $135,303,613. Transactions in capital stock were as follows:

	Six Months Ended 11/30/2000	Year Ended 5/31/2000
Shares sold	444,216,164	1,265,774,107
Shares issued to shareholders in payment of distributions declared	2,680,142	5,769,002
Shares redeemed	(621,551,826)	(1,194,620,830)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(174,655,520)	76,922,279

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the fund, annually, to reimburse FSC.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Treasury Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 147552301

1121606 (1/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.